FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 0	SFr 0
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	100	4
Sales, liabilities	(33)	(4)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3	0
Balance at end of period, liabilities	70	0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	254	100
Transfers in, liabilities	0	12
Transfers out, liabilities	(41)	(16)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	240	213
Settlements, liabilities	(20)	(28)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(64)	(18)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	41
Foreign currency translation impact, liabilities	0	(9)
Balance at end of period, liabilities	410	254
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,615	6,417
Transfers in, liabilities	1,588	2,515
Transfers out, liabilities	(1,026)	(1,891)
Purchases, liabilities	51	63
Sales, liabilities	(52)	(57)
Issuances, liabilities	1,259	1,460
Settlements, liabilities	(3,494)	(3,098)
Gain (loss) on transfers in/out included in trading revenues, liabilities	100	20
Gain (loss) on all other activity included in trading revenues, liabilities	589	(697)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(12)	(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	119	(99)
Balance at end of period, liabilities	3,737	4,615
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	578	1,202
Transfers in, liabilities	87	109
Transfers out, liabilities	(28)	(400)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	141	140
Settlements, liabilities	(244)	(343)
Gain (loss) on transfers in/out included in trading revenues, liabilities	14	13
Gain (loss) on all other activity included in trading revenues, liabilities	(25)	(127)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	15	(16)
Balance at end of period, liabilities	538	578
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	329	560
Transfers in, liabilities	55	19
Transfers out, liabilities	(5)	(36)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	14	20
Settlements, liabilities	(408)	(76)
Gain (loss) on transfers in/out included in trading revenues, liabilities	2	1
Gain (loss) on all other activity included in trading revenues, liabilities	160	(151)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3	(8)
Balance at end of period, liabilities	150	329
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,757	2,760
Transfers in, liabilities	940	1,860
Transfers out, liabilities	(689)	(628)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	421	330
Settlements, liabilities	(1,806)	(2,098)
Gain (loss) on transfers in/out included in trading revenues, liabilities	50	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	162	(362)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	16	(62)
Balance at end of period, liabilities	851	1,757
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,347	1,466
Transfers in, liabilities	130	297
Transfers out, liabilities	(293)	(796)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	423	689
Settlements, liabilities	(748)	(349)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	48
Gain (loss) on all other activity included in trading revenues, liabilities	227	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	63	(11)
Balance at end of period, liabilities	1,181	1,347
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	72	95
Transfers in, liabilities	45	98
Transfers out, liabilities	(30)	(37)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	598	371
Settlements, liabilities	(205)	(442)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	17	(10)
Gain (loss) on transfers in/out included in other revenues, liabilities	(3)	0
Gain (loss) on all other activity included in other revenues, liabilities	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	18	(2)
Balance at end of period, liabilities	516	72
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,123	14,608
Transfers in, liabilities	3,865	2,603
Transfers out, liabilities	(2,393)	(4,819)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,510	7,386
Settlements, liabilities	(7,149)	(4,874)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(64)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(124)	(801)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	240
Foreign currency translation impact, liabilities	406	41
Balance at end of period, liabilities	13,415	14,123
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,924	10,267
Transfers in, liabilities	3,484	1,117
Transfers out, liabilities	(2,166)	(3,293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,044	5,464
Settlements, liabilities	(3,004)	(3,104)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(78)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	(403)	(566)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	240
Foreign currency translation impact, liabilities	392	46
Balance at end of period, liabilities	12,434	9,924
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,197	2,952
Transfers in, liabilities	0	1,197
Transfers out, liabilities	(3)	(902)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	182	912
Settlements, liabilities	(3,398)	(807)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	48	(148)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(12)	(4)
Balance at end of period, liabilities	17	3,197
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,491	3,363
Transfers in, liabilities	208	249
Transfers out, liabilities	(226)	(1,240)
Purchases, liabilities	219	184
Sales, liabilities	(376)	(218)
Issuances, liabilities	17	10
Settlements, liabilities	(612)	(245)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(72)	11
Gain (loss) on all other activity included in trading revenues, liabilities	(160)	18
Gain (loss) on transfers in/out included in other revenues, liabilities	(1)	8
Gain (loss) on all other activity included in other revenues, liabilities	139	408
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	57	(57)
Balance at end of period, liabilities	1,684	2,491
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	454	616
Transfers in, liabilities	44	14
Transfers out, liabilities	(121)	(18)
Purchases, liabilities	142	132
Sales, liabilities	(308)	(127)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	2
Gain (loss) on all other activity included in trading revenues, liabilities	3	(160)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	8	(5)
Balance at end of period, liabilities	219	454
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	21,555	24,583
Transfers in, liabilities	5,706	5,477
Transfers out, liabilities	(3,716)	(8,003)
Purchases, liabilities	370	251
Sales, liabilities	(461)	(279)
Issuances, liabilities	6,624	9,440
Settlements, liabilities	(11,480)	(8,687)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(35)	14
Gain (loss) on all other activity included in trading revenues, liabilities	258	(1,508)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	8
Gain (loss) on all other activity included in other revenues, liabilities	130	385
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	281
Foreign currency translation impact, liabilities	603	(126)
Balance at end of period, liabilities	19,832	21,555
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0	0
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	100	4
Sales, liabilities	(33)	(4)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3	0
Balance at end of period, liabilities	70	0
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	254	100
Transfers in, liabilities	0	12
Transfers out, liabilities	(41)	(16)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	240	213
Settlements, liabilities	(20)	(28)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(64)	(18)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	41
Foreign currency translation impact, liabilities	0	(9)
Balance at end of period, liabilities	410	254
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,615	6,417
Transfers in, liabilities	1,588	2,515
Transfers out, liabilities	(1,026)	(1,891)
Purchases, liabilities	51	63
Sales, liabilities	(52)	(57)
Issuances, liabilities	1,259	1,460
Settlements, liabilities	(3,494)	(3,098)
Gain (loss) on transfers in/out included in trading revenues, liabilities	100	20
Gain (loss) on all other activity included in trading revenues, liabilities	589	(697)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(12)	(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	119	(99)
Balance at end of period, liabilities	3,737	4,615
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	578	1,202
Transfers in, liabilities	87	109
Transfers out, liabilities	(28)	(400)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	141	140
Settlements, liabilities	(244)	(343)
Gain (loss) on transfers in/out included in trading revenues, liabilities	14	13
Gain (loss) on all other activity included in trading revenues, liabilities	(25)	(127)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	15	(16)
Balance at end of period, liabilities	538	578
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	329	560
Transfers in, liabilities	55	19
Transfers out, liabilities	(5)	(36)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	14	20
Settlements, liabilities	(408)	(76)
Gain (loss) on transfers in/out included in trading revenues, liabilities	2	1
Gain (loss) on all other activity included in trading revenues, liabilities	160	(151)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3	(8)
Balance at end of period, liabilities	150	329
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,757	2,760
Transfers in, liabilities	940	1,860
Transfers out, liabilities	(689)	(628)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	421	330
Settlements, liabilities	(1,806)	(2,098)
Gain (loss) on transfers in/out included in trading revenues, liabilities	50	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	162	(362)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	16	(62)
Balance at end of period, liabilities	851	1,757
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,347	1,466
Transfers in, liabilities	130	297
Transfers out, liabilities	(293)	(796)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	423	689
Settlements, liabilities	(748)	(349)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	48
Gain (loss) on all other activity included in trading revenues, liabilities	227	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	63	(11)
Balance at end of period, liabilities	1,181	1,347
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	72	95
Transfers in, liabilities	45	98
Transfers out, liabilities	(30)	(37)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	598	371
Settlements, liabilities	(205)	(442)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	17	(10)
Gain (loss) on transfers in/out included in other revenues, liabilities	(3)	0
Gain (loss) on all other activity included in other revenues, liabilities	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	18	(2)
Balance at end of period, liabilities	516	72
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,123	14,608
Transfers in, liabilities	3,865	2,603
Transfers out, liabilities	(2,393)	(4,819)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,510	7,386
Settlements, liabilities	(7,149)	(4,874)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(64)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(124)	(801)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	240
Foreign currency translation impact, liabilities	406	41
Balance at end of period, liabilities	13,415	14,123
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,924	10,267
Transfers in, liabilities	3,484	1,117
Transfers out, liabilities	(2,166)	(3,293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,044	5,464
Settlements, liabilities	(3,004)	(3,104)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(78)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	(403)	(566)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	240
Foreign currency translation impact, liabilities	392	46
Balance at end of period, liabilities	12,434	9,924
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,197	2,952
Transfers in, liabilities	0	1,197
Transfers out, liabilities	(3)	(902)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	182	912
Settlements, liabilities	(3,398)	(807)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	48	(148)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(12)	(4)
Balance at end of period, liabilities	17	3,197
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,483	3,358
Transfers in, liabilities	208	249
Transfers out, liabilities	(226)	(1,238)
Purchases, liabilities	219	184
Sales, liabilities	(376)	(218)
Issuances, liabilities	17	10
Settlements, liabilities	(611)	(244)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(72)	11
Gain (loss) on all other activity included in trading revenues, liabilities	(160)	18
Gain (loss) on transfers in/out included in other revenues, liabilities	(1)	8
Gain (loss) on all other activity included in other revenues, liabilities	139	403
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	59	(58)
Balance at end of period, liabilities	1,679	2,483
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	454	616
Transfers in, liabilities	44	14
Transfers out, liabilities	(121)	(18)
Purchases, liabilities	142	132
Sales, liabilities	(308)	(127)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	2
Gain (loss) on all other activity included in trading revenues, liabilities	3	(160)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	8	(5)
Balance at end of period, liabilities	219	454
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	21,547	24,578
Transfers in, liabilities	5,706	5,477
Transfers out, liabilities	(3,716)	(8,001)
Purchases, liabilities	370	251
Sales, liabilities	(461)	(279)
Issuances, liabilities	6,624	9,440
Settlements, liabilities	(11,479)	(8,686)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(35)	14
Gain (loss) on all other activity included in trading revenues, liabilities	258	(1,508)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	8
Gain (loss) on all other activity included in other revenues, liabilities	130	380
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	281
Foreign currency translation impact, liabilities	605	(127)
Balance at end of period, liabilities	SFr 19,827	SFr 21,547